Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
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Notional Amounts and Fair Values of Derivative Financial Instruments

	30 June 2018			31 December 2017
		Fair value			Fair value
	Notional amount £m	Assets £m	Liabilities £m	Notional amount £m	Assets £m	Liabilities £m
Derivatives held for trading:
Exchange rate contracts	9,481	406	334	144,160	2,559	4,130
Interest rate contracts	74,965	515	211	863,151	11,612	11,140
Equity and credit contracts	12,792	799	446	19,814	888	693

Total derivatives held for trading	97,238	1,720	991	1,027,125	15,059	15,963

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	3,339	332	—	2,641	312	6
Interest rate contracts	70,066	7	423	59,610	1,272	1,470
Equity derivative contracts	—	—	—	16	—	4

	73,405	339	423	62,267	1,584	1,480

Designated as cash flow hedges:
Exchange rate contracts	27,603	1,691	87	23,117	3,206	55
Interest rate contracts	23,992	121	177	12,884	84	115
Equity derivative contracts	50	—	2	26	9	—

	51,645	1,812	266	36,027	3,299	170

Total derivatives held for hedging	125,050	2,151	689	98,294	4,883	1,650

Total derivative financial instruments	222,288	3,871	1,680	1,125,419	19,942	17,613